COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) - CAD ($) $ in Millions	1 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Northern Courier | Liquids Pipelines
Guarantees
Ownership interest sold	15.00%
Contingent financial obligation
Guarantees
Potential Exposure		$ 261	$ 566
Carrying Value		4	30
Contingent financial obligation | Sur de Texas
Guarantees
Potential Exposure		93	100
Carrying Value		0	0
Contingent financial obligation | Bruce Power
Guarantees
Potential Exposure		88	88
Carrying Value		0	0
Contingent financial obligation | Other jointly-owned entities
Guarantees
Potential Exposure		80	78
Carrying Value		4	4
Contingent financial obligation | Northern Courier
Guarantees
Potential Exposure		0	300
Carrying Value		$ 0	$ 26